MARKETABLE SECURITIES HELD IN TRUST ACCOUNT (Details Narrative) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Deep Medicine Acquisition Corp [Member]
Asset, Held-in-Trust, Current	$ 6,703,330	$ 9,160,803	$ 127,760,867